SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2021
Furniture and Equipment
Statement [Line Items]
Depreciation Of Equipment	20.00%
Mining equipment
Statement [Line Items]
Depreciation Of Equipment	20.00%
Right-Of-Use Asset
Statement [Line Items]
Depreciation Of Equipment	Straight line / term of lease
Vehicles
Statement [Line Items]
Depreciation Of Equipment	30.00%
Computer Equipment
Statement [Line Items]
Depreciation Of Equipment	45.00%